Sales Revenues - Summary Of Sales Revenues From External Customers By Business And By Product Category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 34,367,619	¥ 29,073,428	¥ 25,077,398
Financial services	2,786,679	2,306,079	2,137,195
Total sales revenues	37,154,298	31,379,507	27,214,594
Vehicles, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	28,394,256	23,739,442	20,509,606
Parts and components for production, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	1,710,422	1,504,215	1,287,053
Parts and components for after service, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	2,866,196	2,407,143	2,049,187
Other, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	805,995	881,193	752,000
Total automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	33,776,870	28,531,993	24,597,846
All other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 590,749	¥ 541,436	¥ 479,553